Cover Page Document	Apr. 13, 2023
Cover [Abstract]
Entity Central Index Key	0000789460
Entity Registrant Name	WORLD FUEL SERVICES CORPORATION
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Address, Address Line One	9800 N. W. 41st. Street,
Entity Incorporation, State or Country Code	FL
Document Type	8-K
Document Period End Date	Apr. 13, 2023
Entity File Number	001-09533
Entity Tax Identification Number	59-2459427
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
Trading Symbol	INT
Security Exchange Name	NYSE
City Area Code	305
Local Phone Number	428-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false